Insurance Reserves (Total Account Values, Net Of Reinsurance, With Death Benefits And Living Benefit Guarantees) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 Year	Dec. 31, 2010 Year
Guaranteed Minimum Standard Death Benefit
Insurance Reserves [Line Items]
Death benefits account value	$ 2,802	$ 3,049
Net amount at risk	67	37
Average attained age of contractholders	70	70
Guaranteed Minimum Enhanced Death Benefit
Insurance Reserves [Line Items]
Death benefits account value	4,038	4,658
Net amount at risk	428	301
Average attained age of contractholders	69	69
Guaranteed Minimum Living Benefit
Insurance Reserves [Line Items]
Living benefit guarantees	4,068	4,500
Guaranteed Annunitization Benefits
Insurance Reserves [Line Items]
Living benefit guarantees	$ 1,462	$ 1,627